Mineral Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	$ 3,108.5
Impairment charge (note 14)	38.2	$ 224.3
Mineral property, plant and equipment	3,173.8	3,108.5
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	4,865.4	4,466.6
Additions	329.8	359.3
Transfer of La Yaqui Grande Assets	0.0
Revisions	6.7	29.8
Disposals	(1.7)	(6.0)
Sale of property, plant and equipment	(90.0)
Mineral property, plant and equipment	5,110.2	4,865.4
Accumulated amortization and impairment charges
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(1,756.9)	(1,365.3)
Amortization	(181.1)	(177.3)
Disposals	1.2	4.5
Impairment charge (note 14)	38.2	218.8
Mineral property, plant and equipment	(1,936.4)	(1,756.9)
Right of Use Assets
Reconciliation of changes in property, plant and equipment [abstract]
Amortization	(38.6)
Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	911.5
Mineral property, plant and equipment	980.5	911.5
Plant and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	1,629.3	1,530.0
Additions	40.2	105.3
Transfer of La Yaqui Grande Assets	121.0
Revisions	0.0	0.0
Disposals	(1.7)	(6.0)
Sale of property, plant and equipment	(0.4)
Mineral property, plant and equipment	1,788.4	1,629.3
Plant and equipment | Accumulated amortization and impairment charges
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(717.8)	(641.3)
Amortization	(91.7)	(80.7)
Disposals	1.2	4.5
Impairment charge (note 14)	0.0	0.3
Mineral property, plant and equipment	(807.9)	(717.8)
Plant and equipment | Right of Use Assets
Reconciliation of changes in property, plant and equipment [abstract]
Amortization	(0.4)
Depletable
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	1,819.4
Mineral property, plant and equipment	1,899.5	1,819.4
Depletable | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	2,631.2	2,483.4
Additions	143.8	113.7
Transfer of La Yaqui Grande Assets	19.0
Revisions	6.7	18.4
Disposals	0.0	0.0
Sale of property, plant and equipment	0.0
Mineral property, plant and equipment	2,800.7	2,631.2
Depletable | Accumulated amortization and impairment charges
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(811.8)	(715.2)
Amortization	(89.4)	(96.6)
Disposals	0.0	0.0
Impairment charge (note 14)	0.0	0.0
Mineral property, plant and equipment	(901.2)	(811.8)
Depletable | Right of Use Assets
Reconciliation of changes in property, plant and equipment [abstract]
Amortization	0.0
Non-depletable
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	143.2
Mineral property, plant and equipment	126.9	143.2
Non-depletable | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	285.6	157.7
Additions	123.7	116.5
Transfer of La Yaqui Grande Assets	(140.0)
Revisions	0.0	11.4
Disposals	0.0	0.0
Sale of property, plant and equipment	0.0
Mineral property, plant and equipment	269.3	285.6
Non-depletable | Accumulated amortization and impairment charges
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(142.4)	0.0
Amortization	0.0	0.0
Disposals	0.0	0.0
Impairment charge (note 14)	0.0	142.4
Mineral property, plant and equipment	(142.4)	(142.4)
Non-depletable | Right of Use Assets
Reconciliation of changes in property, plant and equipment [abstract]
Amortization	0.0
Exploration and evaluation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	234.4
Mineral property, plant and equipment	166.9	234.4
Exploration and evaluation | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	319.3	295.5
Additions	22.1	23.8
Transfer of La Yaqui Grande Assets	0.0
Revisions	0.0	0.0
Disposals	0.0	0.0
Sale of property, plant and equipment	(89.6)
Mineral property, plant and equipment	251.8	319.3
Exploration and evaluation | Accumulated amortization and impairment charges
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(84.9)	(8.8)
Amortization	0.0	0.0
Disposals	0.0	0.0
Impairment charge (note 14)	38.2	76.1
Mineral property, plant and equipment	(84.9)	(84.9)
Exploration and evaluation | Right of Use Assets
Reconciliation of changes in property, plant and equipment [abstract]
Amortization	$ (38.2)
Island Gold | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Additions		15.7
Island Gold | Plant and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Additions		0.0
Island Gold | Depletable | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Additions		15.7
Island Gold | Non-depletable | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Additions		0.0
Island Gold | Exploration and evaluation | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Additions		$ 0.0